Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
C000055216
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 45,483	$ 44,312	$ 40,428	$ 36,535	$ 31,900	$ 33,055	$ 28,686	$ 24,105	$ 24,350	$ 25,345	$ 32,719	$ 36,280	$ 32,644	$ 32,117	$ 28,673	$ 28,237	$ 25,668	$ 22,560	$ 17,516	$ 20,027	$ 18,132	$ 17,703	$ 16,945	$ 14,561	$ 17,431	$ 16,133	$ 15,163	$ 14,990	$ 14,065	$ 13,385	$ 12,763	$ 11,578	$ 11,586	$ 11,008	$ 10,923	$ 10,882	$ 10,147	$ 10,780	$ 10,786	$ 10,492	$ 10,000
C000055215
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 22,769,960	22,183,879	20,238,914	18,289,419	15,967,845	16,546,348	14,358,742	12,065,703	12,188,404	12,685,226	16,375,965	18,157,318	16,337,265	16,072,607	14,349,093	14,129,573	12,843,791	11,288,747	8,764,007	10,018,750	9,070,754	8,855,961	8,476,679	7,284,236	8,719,440	8,070,236	7,584,427	7,498,207	7,035,229	6,695,296	6,383,441	5,790,598	5,794,510	5,505,046	5,462,343	5,441,445	5,074,736	5,391,089	5,393,669	5,246,191	5,000,000
NACC2 Index: CRSP US Mega Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Growth Index
Account Value	$ 45,770	44,585	40,669	36,746	32,077	33,234	28,836	24,228	24,471	25,465	32,870	36,443	32,786	32,251	28,788	28,344	25,763	22,640	17,576	20,089	18,187	17,753	16,990	14,597	17,477	16,175	15,200	15,026	14,096	13,414	12,787	11,597	11,604	11,024	10,938	10,894	10,158	10,789	10,792	10,495	10,000
NACC2 Index: CRSP US Mega Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Growth Index
Account Value	$ 22,885,169	22,292,433	20,334,595	18,372,989	16,038,427	16,617,119	14,418,099	12,113,981	12,235,275	12,732,536	16,435,164	18,221,450	16,393,011	16,125,339	14,394,159	14,171,823	12,881,284	11,320,190	8,788,117	10,044,491	9,093,342	8,876,623	8,495,093	7,298,696	8,738,376	8,087,388	7,600,116	7,512,749	7,048,100	6,707,065	6,393,455	5,798,256	5,802,244	5,512,084	5,468,972	5,447,059	5,079,168	5,394,647	5,396,215	5,247,673	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 33,200	31,274	30,292	27,527	24,549	25,384	23,419	21,837	20,375	21,349	25,671	27,136	24,864	24,893	22,988	21,595	18,818	17,252	14,131	17,878	16,397	16,212	15,576	13,658	15,948	14,890	14,335	14,422	13,564	12,971	12,592	11,903	11,430	10,945	10,666	10,569	9,945	10,725	10,712	10,523	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 16,599,977	$ 15,636,803	$ 15,146,172	$ 13,763,526	$ 12,274,442	$ 12,691,967	$ 11,709,269	$ 10,918,328	$ 10,187,284	$ 10,674,385	$ 12,835,446	$ 13,568,044	$ 12,431,808	$ 12,446,546	$ 11,493,941	$ 10,797,637	$ 9,408,857	$ 8,626,075	$ 7,065,417	$ 8,939,131	$ 8,198,328	$ 8,106,190	$ 7,787,803	$ 6,828,979	$ 7,974,012	$ 7,444,917	$ 7,167,301	$ 7,210,901	$ 6,781,769	$ 6,485,566	$ 6,296,186	$ 5,951,439	$ 5,714,986	$ 5,472,292	$ 5,332,871	$ 5,284,560	$ 4,972,745	$ 5,362,462	$ 5,356,124	$ 5,261,362	$ 5,000,000